Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended
	Feb. 02, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2025	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000238767
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with sales charge
C000238769
Account Value [Line Items]
Line Graph and Table Measure Name													Class C with sales charge
C000238768
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
C000238766
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Total Return Index
Accumulated Value	$ 10,000	$ 9,514	$ 9,864	$ 10,018	$ 10,061	$ 10,726	$ 11,071	$ 10,894	$ 10,375	$ 10,157	$ 11,084	$ 11,588		$ 11,783	$ 12,412	$ 12,811	$ 12,288	$ 12,897	$ 13,360	$ 13,522	$ 13,850	$ 14,146	$ 14,018	$ 14,841	$ 14,487	$ 14,890	$ 14,696	$ 13,868	$ 13,774	$ 14,641	$ 15,386	$ 15,731	$ 16,050	$ 16,636	$ 17,025	$ 17,067	$ 17,077
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Total Return Index
Accumulated Value	10,000	9,514	9,864	10,018	10,061	10,726	11,071	10,894	10,375	10,157	11,084	11,588		11,783	12,412	12,811	12,288	12,897	13,360	13,522	13,850	14,146	14,018	14,841	14,487	14,890	14,696	13,868	13,774	14,641	15,386	15,731	16,050	16,636	17,025	17,067	17,077
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Total Return Index
Accumulated Value	1,000,001	951,467	986,400	1,001,797	1,006,151	1,072,633	1,107,091	1,089,465	1,037,521	1,015,705	1,108,466	1,158,824		1,178,297	1,241,213	1,281,149	1,228,820	1,289,751	1,336,030	1,352,293	1,385,094	1,414,676	1,401,848	1,484,137	1,448,758	1,489,102	1,469,673	1,386,865	1,377,460	1,464,165	1,538,621	1,573,152	1,605,042	1,663,626	1,702,578	1,706,751	1,707,795
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Total Return Index
Accumulated Value	$ 10,000	$ 9,514	$ 9,864	$ 10,018	$ 10,061	$ 10,726	$ 11,071	$ 10,894	$ 10,375	$ 10,157	$ 11,084	$ 11,588		$ 11,783	$ 12,412	$ 12,811	$ 12,288	$ 12,897	$ 13,360	$ 13,522	$ 13,850	$ 14,146	$ 14,018	$ 14,841	$ 14,487	$ 14,890	$ 14,696	$ 13,868	$ 13,774	$ 14,641	$ 15,386	$ 15,731	$ 16,050	$ 16,636	$ 17,025	$ 17,067	$ 17,077